Share-based compensation - Schedule of Recognized Compensation Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	$ 6,170	$ 2,310	$ 5,428
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	59	185	381
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	4,682	1,209	2,453
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	$ 1,429	$ 916	$ 2,594